Quarterly Holdings Report
for
Fidelity® Variable Insurance Products:
VIP Financials Portfolio
September 30, 2023
VFS-NPRT3-1123
1.807734.119
Common Stocks - 99.4%
	Shares	Value ($)
Banks - 34.9%
Diversified Banks - 21.3%
Bank of America Corp.	351,600	9,626,808
Citigroup, Inc.	101,600	4,178,808
KeyCorp	231,500	2,490,940
PNC Financial Services Group, Inc.	17,600	2,160,752
U.S. Bancorp	126,600	4,185,396
Wells Fargo & Co.	308,577	12,608,456
		35,251,160
Regional Banks - 13.6%
Associated Banc-Corp.	83,300	1,425,263
Cadence Bank	47,010	997,552
East West Bancorp, Inc.	46,100	2,429,931
Eastern Bankshares, Inc.	70,000	877,800
First Hawaiian, Inc.	54,600	985,530
First Interstate Bancsystem, Inc.	64,669	1,612,845
Heartland Financial U.S.A., Inc.	34,000	1,000,620
Huntington Bancshares, Inc.	670	6,968
M&T Bank Corp.	18,830	2,381,054
Popular, Inc.	47,400	2,986,674
Truist Financial Corp.	78,800	2,254,468
UMB Financial Corp.	16,800	1,042,440
WesBanco, Inc.	37,900	925,518
Wintrust Financial Corp.	25,500	1,925,250
Zions Bancorp NA	47,200	1,646,808
		22,498,721
TOTAL BANKS		57,749,881
Capital Markets - 14.5%
Asset Management & Custody Banks - 7.7%
Bank of New York Mellon Corp.	62,200	2,652,830
Brookfield Asset Management Ltd. Class A	10	333
Brookfield Corp. Class A	45,141	1,411,559
Carlyle Group LP	50,900	1,535,144
Northern Trust Corp.	19,800	1,375,704
Patria Investments Ltd.	156,700	2,284,686
State Street Corp.	51,900	3,475,224
		12,735,480
Financial Exchanges & Data - 0.8%
Bolsa Mexicana de Valores S.A.B. de CV	686,600	1,288,692
Investment Banking & Brokerage - 6.0%
Lazard Ltd. Class A	49,000	1,519,490
Morgan Stanley	54,000	4,410,180
Raymond James Financial, Inc.	19,550	1,963,407
Stifel Financial Corp.	19,000	1,167,360
Virtu Financial, Inc. Class A	54,200	936,034
		9,996,471
TOTAL CAPITAL MARKETS		24,020,643
Consumer Finance - 3.5%
Consumer Finance - 3.5%
Capital One Financial Corp.	19,100	1,853,655
FirstCash Holdings, Inc.	21,638	2,172,022
OneMain Holdings, Inc.	43,700	1,751,933
		5,777,610
Financial Services - 21.0%
Commercial & Residential Mortgage Finance - 2.8%
Essent Group Ltd.	77,400	3,660,246
Walker & Dunlop, Inc.	14,500	1,076,480
		4,736,726
Diversified Financial Services - 3.0%
Apollo Global Management, Inc.	42,300	3,796,848
Corebridge Financial, Inc. (a)	57,600	1,137,600
		4,934,448
Multi-Sector Holdings - 0.6%
Cannae Holdings, Inc. (b)	56,100	1,045,704
Transaction & Payment Processing Services - 14.6%
Fiserv, Inc. (b)	26,500	2,993,440
FleetCor Technologies, Inc. (b)	6,900	1,761,846
Global Payments, Inc.	19,600	2,261,644
MasterCard, Inc. Class A	43,200	17,103,312
		24,120,242
TOTAL FINANCIAL SERVICES		34,837,120
Insurance - 24.6%
Insurance Brokers - 5.4%
Arthur J. Gallagher & Co.	11,900	2,712,367
BRP Group, Inc. (b)	86,247	2,003,518
Marsh & McLennan Companies, Inc.	22,100	4,205,630
		8,921,515
Life & Health Insurance - 2.3%
Globe Life, Inc.	21,700	2,359,441
Primerica, Inc.	7,200	1,396,872
		3,756,313
Multi-Line Insurance - 1.6%
Assurant, Inc.	100	14,358
Hartford Financial Services Group, Inc.	37,800	2,680,398
		2,694,756
Property & Casualty Insurance - 11.3%
American Financial Group, Inc.	15,200	1,697,384
Beazley PLC	221,779	1,497,730
Chubb Ltd.	22,500	4,684,050
Direct Line Insurance Group PLC	762,000	1,600,971
Fidelity National Financial, Inc.	37,900	1,565,270
First American Financial Corp.	32,700	1,847,223
Hiscox Ltd.	190,300	2,333,460
Lancashire Holdings Ltd.	232,000	1,670,073
Selective Insurance Group, Inc.	11,800	1,217,406
The Travelers Companies, Inc.	4,312	704,193
		18,817,760
Reinsurance - 4.0%
Enstar Group Ltd. (b)	500	121,000
Reinsurance Group of America, Inc.	44,800	6,504,512
		6,625,512
TOTAL INSURANCE		40,815,856
Professional Services - 0.9%
Research & Consulting Services - 0.9%
Dun & Bradstreet Holdings, Inc.	144,800	1,446,552
TOTAL COMMON STOCKS (Cost $150,377,510)		164,647,662

Convertible Bonds - 0.4%
	Principal Amount (c)	Value ($)
Financial Services - 0.4%
Transaction & Payment Processing Services - 0.4%
Affirm Holdings, Inc. 0% 11/15/26 (Cost $636,010)	937,000	699,283

Money Market Funds - 0.5%
	Shares	Value ($)
Fidelity Securities Lending Cash Central Fund 5.39% (d)(e) (Cost $876,825)	876,737	876,825

TOTAL INVESTMENT IN SECURITIES - 100.3% (Cost $151,890,345)	166,223,770
NET OTHER ASSETS (LIABILITIES) - (0.3)%	(571,236)
NET ASSETS - 100.0%	165,652,534

Legend

(a)	Security or a portion of the security is on loan at period end.
(b)	Non-income producing
(c)	Amount is stated in United States dollars unless otherwise noted.
(d)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(e)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.39%	-	20,314,251	20,314,251	12,210	-	-	-	0.0%
Fidelity Securities Lending Cash Central Fund 5.39%	-	35,156,938	34,280,113	3,150	-	-	876,825	0.0%
Total	-	55,471,189	54,594,364	15,360	-	-	876,825

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Convertible Bonds are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.
The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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